Transactions with related parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Transactions with related parties

36 Transactions with related parties

In the ordinary course of its business, Eni enters into transactions mainly regarding:

a)       Purchase, sale and supply of goods and services and the provision of financing to joint ventures, associates and non-consolidated subsidiaries;

b)       purchase, sale and supply of goods and services to entities controlled by the Italian Government;

c)       purchase, sale and supply of goods and services to companies related to Eni SpA through members of the Board of Directors. Most of these transactions are exempt from the application of the Eni internal procedure “Transactions involving interests of Directors and Statutory Auditors and transactions with related parties” pursuant to the Consob Regulation, since they relate to ordinary transactions conducted at market or standard conditions, or because they fall below the materiality threshold provided for by the procedure;

d)       contributions to non-profit entities correlated to Eni with the aim to develop solidarity, culture and research initiatives. In particular these related to: (i) Eni Foundation, established by Eni as a non-profit entity with the aim of pursuing exclusively solidarity initiatives in the fields of social assistance, health, education, culture and environment, as well as scientific and technological research; and (ii) Eni Enrico Mattei Foundation, established by Eni with the aim of enhancing, through studies, research and training initiatives, knowledge enrichment in the fields of economics, energy and environment, both at the national and international level.

Transactions with related parties were conducted in the interest of Eni companies and, with exception of those with entities whose aim is to develop charitable, cultural and research initiatives, are related to the ordinary course of Eni’s business.

Transactions and balances with related parties

(€ million)
	December 31, 2024			2024
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	4	126			256
Cardón IV SA	1	77		4	(2)
Coral FLNG SA	12		1,411	15	(3)
Azule Group	59	399	3,343	76	2,290
Saipem Group	41	186	9	52	1,253
SeaCorridor Group	105	27		1	242
Vårgrønn Group	1		886
Ithaca Energy Plc	188	76			366	(138)
Karachaganak Petroleum Operating BV	31	292			1,198
Lotte Versalis Elastomers Co Ltd	6	14		3	51
Mellitah Oil & Gas BV	56	52		11	523
Mozambique Rovuma Venture SpA	26	2		31	53
Petrobel Belayim Petroleum Co	23	509			562
Società Oleodotti Meridionali SpA	12	491		16	11
Société Centrale Electrique du Congo SA	97			104
Vår Energi ASA	30	828	1,918	48	5,047	(57)
Other (*)	37	71	120	74	187
	729	3,150	7,687	435	12,034	(195)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			195
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	161	3		10
Other	16	7	11	27	18
	177	10	206	37	18
	906	3,160	7,893	472	12,052	(195)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	3	25			65
Enel Group	33	153		46	798	(28)
Italgas Group	1	186		5	612
Snam Group	196	436		219	1,342
Terna Group	104	116		386	350	10
GSE - Gestore Servizi Energetici	201	110		1,805	1,548	414
ITA Airways - Italia Trasporto Aereo SpA	13			238
Other (*)	23	66		71
	574	1,092		2,770	4,715	396
Other related parties	1	3		2	37
Groupement Sonatrach – Eni «GSE»	316	316		32	599
	1,797	4,571	7,893	3,276	17,403	201

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2023			2023
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	1	194			308
Cardón IV SA	24	142		4	1
Coral FLNG SA	4		1,327	6
Azule Group	113	475	3,156	86	2,146
Saipem Group	5	235	9	6	768
SeaCorridor Group	29	29		1	357
Vårgrønn Group			1,321
Karachaganak Petroleum Operating BV	17	250			1,183
Mellitah Oil & Gas BV	49	20		16	517
Petrobel Belayim Petroleum Co	58	885			870
Società Oleodotti Meridionali SpA	11	473		19	12
Société Centrale Electrique du Congo SA	74			79
Vår Energi ASA	51	764	2,013	58	4,487	(165)
Other (*)	62	73	19	83	203
	498	3,540	7,845	358	10,852	(165)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			183
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	152	4	1	12
Other	13	10	12	13	30
	165	14	196	25	30
	663	3,554	8,041	383	10,882	(165)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	5	33		2	69
Enel Group	95	168		93	497	(109)
Italgas Group	1	149		8	(20)
Snam Group	245	352		1,157	1,625
Terna Group	85	61		400	317	8
GSE - Gestore Servizi Energetici	230	219		2,104	1,875	283
ITA Airways - Italia Trasporto Aereo SpA	5			238
Other (*)	11	68		52	38
	677	1,050		4,054	4,401	182
Other related parties	1	2		1	36
Groupement Sonatrach – Eni «GSE»	222	212		40	569
	1,563	4,818	8,041	4,478	15,888	17

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2022			2022
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	17	71			224
Angola LNG Ltd					79
Coral FLNG SA	10		1,378	12
Azule Group	320	517	3,268	46	1,152
Saipem Group	3	195	9	9	452
Vårgrønn Group			1,259
Karachaganak Petroleum Operating BV	27	251			1,347
Mellitah Oil & Gas BV	58	144		9	234
Petrobel Belayim Petroleum Co	33	595			944
Société Centrale Electrique du Congo SA	47			74
Società Oleodotti Meridionali SpA	6	433		16	14
Vår Energi ASA	58	722	2,378	84	4,085	(597)
Other (*)	127	76	9	167	338
	706	3,004	8,301	417	8,869	(597)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			190
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	139	4	1	15
Other	8	10	11	7	15
	147	14	202	22	15
	853	3,018	8,503	439	8,884	(597)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	2	47		3	86
Enel Group	438	264		97	275	484
Italgas Group	218	8		84
Snam Group	763	25		1,767	873
Terna Group	119	159		612	701	(18)
GSE - Gestore Servizi Energetici	207	225		7,786	4,039	3,437
ITA Airways - Italia Trasporto Aereo SpA	3			179
Other	12	35		27	33
	1,762	763		10,555	6,007	3,903
Other related parties		2		1	39
Groupement Sonatrach – Eni «GSE»	179	114		33	417
	2,794	3,897	8,503	11,028	15,347	3,306

(*) Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

•         Eni’s share of expenses incurred to develop oil fields from Agiba Petroleum Co, Karachaganak Petroleum Operating BV, Mellitah Oil & Gas BV, Petrobel Belayim Petroleum Co, Groupement Sonatrach - Eni «GSE» and, limited to Karachaganak Petroleum Operating BV, purchase of crude oil by Eni Trade & Biofuels SpA; costs recovered from Eni associates are invoiced on the basis of costs incurred;

•         the residual debt relating to the payment of the consideration for the assignment of Cardón IV credits;

•         supply of upstream specialist services and a guarantee issued on a pro-quota basis granted to Coral FLNG SA on behalf of the Consortium TJS for the contractual obligations assumed following the award of the EPCIC contract for the construction of a floating gas liquefaction plant;

•         supply of upstream specialist services, purchase of crude oil and issue of guarantees against leasing contracts of FPSO vessels to Azule Group;

•         engineering, construction and drilling services by Saipem Group mainly for the Exploration & Production segment;

•         acquisition of transport services from SeaCorridor Group;

•         guarantees issued to Vårgrønn Group in relation to the participation in the Dogger Bank offshore wind project;

•         receivables relating to the business combination carried out in 2024 and the purchase of crude oil and condensate from Ithaca Energy Plc Group;

•         the purchase of elastomers from Lotte Versalis Elastomers Co Ltd;

•         the purchase of condensates and the supply of upstream specialized services to Mozambique Rovuma Venture SpA;

•         the sale of gas to Société Centrale Electrique du Congo SA;

•         advances received from Società Oleodotti Meridionali SpA for the infrastructure upgrade of the crude oil transport system at the Taranto refinery;

•         guarantees issued in compliance with contractual agreements in the interest of Vår Energi ASA, the supply of upstream specialist services and maritime transport, the purchase of crude oil, condensates and gas and the realized part of forward contracts for the purchase of gas;

•         a guarantee issued granted to Eni BTC Ltd for the construction of an oil pipeline;

•         services for environmental restoration to Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation).

The most significant transactions with entities controlled by the Italian Government concerned:

•         activities aimed at ensuring operation, upgrading and efficiency of the plants provided to Ansaldo group (Cassa Depositi e Prestiti);

•         sale of fuel, sale and purchase of gas, acquisition of power distribution services and fair value of derivative financial instruments with Enel Group;

•         acquisition of natural gas transportation, distribution and storage services with Snam Group and Italgas Group on the basis of the tariffs set by the Italian Regulatory Authority for Energy, Networks and Environment and purchase and with Snam Group the receivable for divestment relating to the sale of the 49.9% share capital of SeaCorridor Srl and the purchase and sale of natural gas for granting the system balancing on the basis of prices referred to the quotations of the main energy commodities;

•         acquisition of electricity transmission services and sale and purchase of electricity for granting the system balancing based on prices referred to the quotations of the main energy commodities, and derivatives on commodities entered to hedge the price risk related to the utilization of transport capacity rights with Terna Group;

•         sale and purchase of electricity, gas, environmental certificates, fair value of derivative financial instruments, sale of oil products and storage capacity with GSE - Gestore Servizi Energetici for the setting-up of a specific stock held by the Organismo Centrale di Stoccaggio Italiano (OCSIT) according to the Legislative Decree No. 249/12; the contribution to cover the charges deriving from the performance of OCSIT functions and activities and the contribution paid to GSE for the use of biomethane and other advanced biofuels in the transport sector;

•         the sale of jet fuel to ITA Airways - Italia Trasporto Aereo SpA.

Transactions with other related parties concerned:

•         provisions to pension funds managed by Eni of €26 million and debts for contributions to be paid for €2 million;

•         costs for contributions paid to the Supplementary Healthcare Fund for Managers of Eni Group Companies (FISDE) for €5 million and debts for contributions to be paid for €1 million;

•         contributions and service provisions to Eni Enrico Mattei Foundation for €4 million and to Eni Foundation for €2 million.

Financing transactions and balances with related parties

(€ million)
	December 31, 2024			2024
Name	Receivables	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Gain on disposals
Joint ventures and associates
Coral FLNG SA	522			24
Coral South FLNG DMCC			1,539		(1)
Saipem Group		222		1
Mozambique Rovuma Venture SpA	1,769	58		132	11
Pengerang Biorefinery Sdn Bhd	60
Other	37	39	2	38	41
	2,388	319	1,541	195	51
Unconsolidated entities controlled by Eni
Other	40	36		2	2
	40	36		2	2
Entities controlled by the Government
Cassa Depositi e Prestiti Group		53
Other		7		1	4	(12)
		60		1	4	(12)
Other related parties		4
	2,428	419	1,541	198	57	(12)

(€ million)
	December 31, 2023			2023
Name	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Gain on disposals
Joint ventures and associates
Coral FLNG SA	453			15
Coral South FLNG DMCC			1,448
Saipem Group		56			8
Mozambique Rovuma Venture SpA	1,339	170		101
Other	49	13	1	39	14	1
	1,841	239	1,449	155	22	1
Unconsolidated entities controlled by Eni
Other	7	38		1	1
	7	38		1	1
Entities controlled by the Government
Cassa Depositi e Prestiti Group		56			2
Snam Group						443
Other	14	2			3	1
	14	58			5	444
	1,862	335	1,449	156	28	445

(€ million)
	December 31, 2022			2022
Name	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Gain on disposals
Joint ventures and associates
Coral FLNG SA	356				140
Coral South FLNG DMCC			1,499	1	1
Mozambique Rovuma Venture SpA	1,187	57		48	5
Saipem Group		100		16	3
Other (*)	96	28	2	91	10
	1,639	185	1,501	156	159
Unconsolidated entities controlled by Eni
Other	8	31		5	4
	8	31		5	4
Entities controlled by the Government
Enel Group		176
Italgas Group						30
Other	10	40		1	1
	10	216		1	1	30
	1,657	432	1,501	162	164	30

(*) Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

•         a financing loan granted to Coral FLNG SA for the construction of a floating gas liquefaction plant in Area 4 offshore Mozambique;

•         a bank debt guarantee issued on behalf of Coral South FLNG DMCC as part of the project financing of the Coral FLNG development project;

•         liabilities for leased assets towards Saipem Group related to long-term contracts for the use of drilling rigs

•         a financing loan granted to Mozambique Rovuma Venture SpA for the development of gas reserves offshore Mozambique;

•         a credit line granted to Pengerang Biorefinery Sdn Bhd for the construction of a biorefinery in Malaysia.

The most significant transactions with entities controlled by the Italian Government concerned:

•         finance debt for the realization of charging infrastructures for electric vehicles with Cassa e Depositi e Prestiti Group.

Impact of transactions and positions with related parties on the balance sheet, profit and loss account and statement of cash flows

The impact of transactions and positions with related parties on the balance sheet accounts consisted of the following:

(€ million)
	December 31, 2024			December 31, 2023
	Total	Related parties	Impact %	Total	Related parties	Impact %
Cash and cash equivalents	8,183			10,193	3	0.03
Other current financial assets	1,085	48	4.42	896	19	2.12
Trade and other receivables	16,901	1,601	9.47	16,551	1,363	8.24
Other current assets	3,662	54	1.47	5,637	32	0.57
Other non-current financial assets	3,215	2,380	74.03	2,301	1,840	79.97
Other non-current assets	4,011	142	3.54	3,393	168	4.95
Short-term debt	4,238	136	3.21	4,092	222	5.43
Current portion of long-term debt	4,582	21	0.46	2,921	21	0.72
Current portion of non-current lease liabilities	1,279	152	11.88	1,128	21	1.86
Trade and other payables	22,092	4,017	18.18	20,654	4,245	20.55
Other current liabilities	5,049	34	0.67	5,579	62	1.11
Long-term debt	21,570	79	0.37	21,716	65	0.30
Non-current lease liabilities	5,174	31	0.60	4,208	6	0.14
Other non-current liabilities	4,449	520	11.69	4,096	511	12.48

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2024			2023			2022
	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Sales from operations	88,797	2,997	3.38	93,717	4,322	4.61	132,512	10,872	8.20
Other income and revenues	2,417	279	11.54	1,099	156	14.19	1,175	156	13.28
Purchases, services and other	(71,114)	(17,404)	24.47	(73,836)	(15,885)	21.51	(102,529)	(15,327)	14.95
Net (impairments) reversals of trade and other receivables	(168)	(2)	1.19	(249)	5	..	47	(2)	..
Payroll and related costs	(3,262)	3	..	(3,136)	(8)	0.26	(3,015)	(18)	0.60
Other operating income (expense)	(352)	201	..	478	17	3.56	(1,736)	3,306	..
Finance income	7,715	198	2.57	7,417	155	2.09	8,450	160	1.89
Finance expense	(8,980)	(57)	0.63	(8,113)	(28)	0.35	(9,333)	(164)	1.76
Derivative financial instruments	278			(61)	1	..	13	2	15.38
Other income (expense) from investments	984	(12)	..	1,108	445	40.16	3,623	30	0.83

Main cash flows with related parties are provided below:

(€ million)	2024	2023	2022
Revenues and other income	3,276	4,478	11,028
Costs and other expenses	(15,056)	(13,539)	(13,749)
Other operating income (loss)	201	17	3,306
Net change in trade and other receivables and payables	(61)	1,916	(431)
Net interests	132	117	69
Net cash provided from operating activities	(11,508)	(7,011)	223
Capital expenditure in tangible and intangible assets	(2,347)	(2,349)	(1,596)
Disposal of investments		440	165
Net change in accounts payable and receivable in relation to investments	(292)	504	1,480
Change in financial receivables	(501)	(290)	(81)
Net cash used in investing activities	(3,140)	(1,695)	(32)
Change in financial and lease liabilities	(20)	(162)	(88)
Net cash used in financing activities	(20)	(162)	(88)
Change in cash and cash equivalents	(3)	(7)	8
Total financial flows to related parties	(14,671)	(8,875)	111

The impact of cash flows with related parties consisted of the following:

(€ million)
	2024			2023			2022
	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Net cash provided from operating activities	13,092	(11,508)	..	15,119	(7,011)	..	17,460	223	1.28
Net cash used in investing activities	(9,817)	(3,140)	31.99	(9,365)	(1,695)	18.10	(7,018)	(32)	0.46
Net cash used in financing activities	(5,380)	(20)	0.37	(5,668)	(162)	2.86	(8,542)	(88)	1.03